NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION: Schedule of Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of Other Payables and Accrued Expenses

	December 31,
	2022	2021

Provision for legal claims	128	128
Accrued administrative expenses (includes directors’ fees in the amount of $10 and $7, for the years 2022 and 2021, respectively)	40	34
	168	162